shark13f63012						shark13f63012
13F-HR
6/30/12
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears August 9, 2012

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    100399

                                                         FORM 13F INFORMATION TABLE
                             TITLE OF                      VALUE      SHARES/ SH/PUT/  INVSTMT  OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS             	 CUSIP    x ($1000)   PRN AMT PRN CALL DISCRETN MANAGERS SOLE   SHARED   NONE
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
ALLIANT TECHSYSTEMS INC	     COM	        018804104	1518	30017	SH	Sole	0	30017	0       0
AMKOR TECHNOLOGY INC	     COM	        031652100	620	127011	SH	Sole	0	127011	0       0
AVON PRODS INC	             COM	        054303102	3257	200904	SH	Sole	0	200904	0       0
AVON PRODS INC	             COM	        054303102	1621	100000	CALL	Sole	0	0	0       0
BED BATH & BEYOND INC	 COM	            075896100	    2288     37020  SH	    Sole    0	    37020   0       0
CA INC	                     COM	        12673P105	1196	44160	SH	Sole	0	44160	0       0
CABOT CORP	             COM	        127055101	1473	36180	SH	Sole	0	36180	0       0
CAMPBELL SOUP CO	     COM	        134429109	2573	77081	SH	Sole	0	77081	0       0
CARTER INC	             COM	        146229109	158	3000	PUT	Sole	0	0	0       0
CHEVRON CORP NEW	     COM	        166764100	1056	10014	SH	Sole	0	10014	0       0
CISCO SYS INC	             COM	        17275R102	1528	89008	SH	Sole	0	89008	0       0
CREDIT SUISSE NASSAU BRHVIX  SHT TRM FT	        22542D761	139	28396	SH	Sole	0	28396	0       0
DIGITAL RLTY TR INC	     COM	        253868103	5885	78400	CALL	Sole	0	0	0       0
DIGITAL RLTY TR INC	     COM	        253868103	7515	100100	PUT	Sole	0	0	0       0
DIODES INC	             COM	        254543101	568	30287	SH	Sole	0	30287	0       0
EMERSON ELEC CO	             COM	        291011104	1321	28357	SH	Sole	0	28357	0       0
FLOWSERVE CORP	             COM	        34354P105	1464	12756	SH	Sole	0	12756	0       0
GROUPON INC	             COM CL A	        399473107	213	20000	PUT	Sole	0	0	0       0
HASBRO INC	             COM	        418056107	1561	46101	SH	Sole	0	46101	0       0
ISHARES TR	             DJ US REAL EST	464287739	10903	170528	SH	Sole	0	170528	0       0
ISHARES TR	             RUSSELL 2000	464287655	3812	47916	SH	Sole	0	47916	0       0
JDA SOFTWARE GROUP INC	     COM	        46612K108	1282	43166	SH	Sole	0	43166	0       0
JOHNSON & JOHNSON	         COM	            478160104	    3748    55472   SH	    Sole    0	    55472   0       0
L-3 COMMUNICATIONS HLDGS INC COM	        502424104	1673	22604	SH	Sole	0	22604	0       0
LINCOLN ELEC HLDGS INC	     COM	        533900106	985	22500	SH	Sole	0	22500	0       0
MENTOR GRAPHICS CORP	     COM	        587200106	1196	79700	SH	Sole	0	79700	0       0
MERITOR INC	             COM	        59001K100	507	97062	SH	Sole	0	97062	0       0
METLIFE INC	             COM	        59156R108	1237	40112	SH	Sole	0	40112	0       0
MOLSON COORS BREWING CO	     CL B	        60871R209	3220	77393	SH	Sole	0	77393	0       0
NASDAQ OMX GROUP INC	     COM	        631103108	816	36008	SH	Sole	0	36008	0       0
NEUTRAL TANDEM INC	     COM	        64128B108	1987	150737	SH	Sole	0	150737	0       0
NEWPORT CORP	             COM	        651824104	745	62000	SH	Sole	0	62000	0       0
ORACLE CORP	             COM	        68389X105	2060	69374	SH	Sole	0	69374	0       0
OSHKOSH CORP	             COM	        688239201	1262	60261	SH	Sole	0	60261	0       0
PALL CORP	             COM	        696429307	1250	22800	SH	Sole	0	22800	0       0
PEPSICO INC	             COM	        713448108	5119	72447	SH	Sole	0	72447	0       0
ROCK-TENN CO	             CL A	        772739207	1285	23553	SH	Sole	0	23553	0       0
SCHULMAN A INC	             COM	        808194104	888	44722	SH	Sole	0	44722	0       0
SPDR GOLD TRUST	             GOLD SHS	        78463V107	1794	11562	SH	Sole	0	11562	0       0
SPDR S&P 500 ETF TR 	 TR UNIT	    78462F103	    2867    21062   SH	    Sole    0	    21062   0       0
STAPLES INC	             COM	        855030102	1914	146629	SH	Sole	0	146629	0       0
SYMANTEC CORP	             COM	        871503108	2198	150416	SH	Sole	0	150416	0       0
TE CONNECTIVITY LTD	     REG SHS	        H84989104	1586	49711	SH	Sole	0	49711	0       0
TECH DATA CORP	             COM	        878237106	1932	40110	SH	Sole	0	40110	0       0
TELLABS INC	             COM	        879664100	1460	438458	SH	Sole	0	438458	0       0
THERMO FISHER SCIENTIFIC INC COM	        883556102	2814	54213	SH	Sole	0	54213	0       0
TOTAL S A	             SPONSORED ADR	89151E109	901	20042	SH	Sole	0	20042	0       0
VALERO ENERGY CORP NEW	     COM	        91913Y100	2010	83216	SH	Sole	0	83216	0       0
WALGREEN CO 	             COM	        931422109	994	33610	SH	Sole	0	33610	0       0





S REPORT SUMMARY             49 DATA RECORDS                100399  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       6/30/12
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             49
               Total Records   			49
               Total Omitted                    0
Report Market Value x($1000)                	100399
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value